Shareholder Report, Line Graph (Details) - USD ($)											12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name											Class A (with sales charge)
Accumulated Value	$ 35,674	$ 27,921	$ 23,878	$ 28,067	$ 21,674	$ 16,379	$ 14,319	$ 11,464	$ 9,493	$ 9,425	$ 43,335
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C (with sales charge)
Accumulated Value	35,651	27,903	24,044	28,475	22,154	16,871	14,856	11,983	9,999	10,000	$ 43,307
Class R
Account Value [Line Items]
Line Graph and Table Measure Name											Class R
Accumulated Value	37,015	29,043	24,899	29,340	22,713	17,208	15,082	12,104	10,047	10,000	$ 44,844
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name											Class R5
Accumulated Value	38,792	30,286	25,831	30,293	23,335	17,590	15,335	12,242	10,106	10,000	$ 47,230
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name											Class R6
Accumulated Value	39,128	30,516	26,005	30,467	23,449	17,657	15,378	12,263	10,109	10,000	$ 47,689
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name											Class Y
Accumulated Value	38,712	30,221	25,782	30,234	23,287	17,558	15,306	12,227	10,097	10,000	$ 47,139
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000	$ 33,998
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Index
Accumulated Value	29,389	24,273	21,548	23,258	16,765	15,113	14,118	12,130	10,444	10,000	$ 33,998
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Index
Accumulated Value	39,029	30,747	26,210	29,760	21,774	16,770	15,132	12,318	10,435	10,000	$ 48,297
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Index
Accumulated Value	39,029	30,747	26,210	29,760	21,774	16,770	15,132	12,318	10,435	10,000	$ 48,297
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Index
Accumulated Value	39,029	30,747	26,210	29,760	21,774	16,770	15,132	12,318	10,435	10,000	$ 48,297
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Index
Accumulated Value	39,029	30,747	26,210	29,760	21,774	16,770	15,132	12,318	10,435	10,000	$ 48,297
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Index
Accumulated Value	39,029	30,747	26,210	29,760	21,774	16,770	15,132	12,318	10,435	10,000	$ 48,297
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 1000 Growth Index
Accumulated Value	$ 39,029	$ 30,747	$ 26,210	$ 29,760	$ 21,774	$ 16,770	$ 15,132	$ 12,318	$ 10,435	$ 10,000	$ 48,297